ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Payables and Accruals [Abstract]
Deposit	$ 31,493	$ 30,515
Salaries and other payables	115,785	36,460
Advances from customers	3,005
Total	$ 150,283	$ 66,975